Schedule of Movement of Deferred Tax (Liabilities) Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Deferred tax liabilities	$ (2,345)	$ (8,243)
Credited/(Charged) to the consolidated statements of operations and comprehensive income
Deferred tax liabilities	$ (2,345)	$ (8,243)